Long-term investments	12 Months Ended
Dec. 31, 2024
Long-term investments
Long-term investments

9.          Long-term investments

(In thousands)	December 31, 2023	December 31, 2024
Equity interests without a readily determinable fair value:
Balance at beginning of the year	30,811	32,134
Additions	1,418	1,407
Disposals	—	(1,437)
Impairment on long-term investments	—	(1,407)
Exchange difference	(95)	(98)
Balance at end of the year	32,134	30,599

Notes:

(i)

Equity investments without readily determinable fair values include investments in equity securities of private investee companies over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock.

(ii)

During the years ended December 31, 2022, 2023 and 2024, the Group recognized impairment losses of USD590,000, nil and USD1,407,000, respectively, due to the deterioration of the investees’ operation performance, financial and liquidity position with no obvious upturn or potential financing solutions in the foreseeable future.